Schedule of Principal Payments (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 7,887
2026	7,787
2027	19,133
2028	14,660
2029 and thereafter	39,710
Total	$ 89,177